Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 29,520	$ 9,845	$ 25,536
Accounts receivable - net of allowance for doubtful accounts of $4, $3, and $6 at December 31, 2012, 2013, and September 30, 2014, respectively	477	35	12
Due from related party		125	255
Inventories, net	1,982	2,464	739
Prepaid expenses and other current assets	647	494	628
Total current assets	32,626	12,963	27,170
Property and equipment, net	1,229	1,437	1,078
Deposits and other long term assets	225	223	312
Deferred inventory costs	108
Notes receivable due from stockholders	136	145	145
Total assets	34,324	14,768	28,705
Current liabilities:
Accounts payable	1,800	315	466
Accrued expenses	1,778	1,261	781
Deferred revenue, current portion	159		65
Current portion of long-term debt	350
Total current liabilities	4,087	1,576	1,312
Long-term liabilities:
Deferred revenue, net of current portion	230
Long-term debt, net of current portion	4,373
Warrant liability		3,152	2,981
Total liabilities	8,690	4,728	4,293
Commitments and contingencies (Note 12)
Stockholders' equity:
Preferred stock $0.01 par value, 10,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 250,000,000 shares authorized; 73,360,162 shares issued and outstanding at December 31, 2012; 73,360,287 shares issued and outstanding at December 31, 2013; and 105,883,157 shares issued and outstanding at September 30, 2014	11	7	7
Additional paid-in-capital	103,952	70,369	70,050
Accumulated deficit	(78,329)	(60,336)	(45,645)
Total stockholders' equity	25,634	10,040	24,412
Total liabilities and stockholders' equity	$ 34,324	$ 14,768	$ 28,705